First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 50.7%
	Aerospace/Defense — 0.4%
$25,000,000	Northrop Grumman Corp.	2.93%	01/15/25	$24,510,665
	Auto Manufacturers — 0.7%
6,159,000	BMW US Capital LLC, SOFR Compounded Index + 0.53% (a) (b)	5.88%	04/01/24	6,162,467
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (b)	6.11%	03/08/24	15,004,267
7,000,000	Hyundai Capital America (a)	1.00%	09/17/24	6,797,493
3,000,000	Nissan Motor Acceptance Co. LLC, 3 Mo. CME Term SOFR + CSA + 0.64% (a) (b)	6.28%	03/08/24	3,000,350
1,000,000	Toyota Motor Credit Corp.	2.50%	03/22/24	995,942
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (b)	5.64%	09/13/24	10,001,644
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	5,051,008
				47,013,171
	Banks — 8.9%
30,000,000	Bank of America Corp.	4.00%	04/01/24	29,918,509
12,263,000	Bank of America Corp., SOFR + 0.69% (b)	6.04%	04/22/25	12,271,640
6,004,000	Bank of America Corp. (c)	3.37%	01/23/26	5,881,697
4,300,000	Bank of America Corp. (c)	4.83%	07/22/26	4,278,692
15,000,000	Bank of America Corp. (c)	5.08%	01/20/27	15,008,828
8,964,000	Bank of America Corp. (c)	3.09%	10/01/25	8,816,019
25,000,000	Bank of America N.A.	5.65%	08/18/25	25,309,667
9,612,000	Bank of New York Mellon (The) Corp. (c)	5.22%	11/21/25	9,622,844
13,500,000	Bank of New York Mellon (The) Corp. (c)	5.15%	05/22/26	13,528,084
12,215,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	12,118,389
5,000,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	5,009,743
14,727,000	Citigroup, Inc.	3.75%	06/16/24	14,629,940
20,000,000	Fifth Third Bancorp	2.38%	01/28/25	19,421,012
9,210,000	Fifth Third Bank N.A. (c)	5.85%	10/27/25	9,224,060
26,116,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	26,088,077
26,844,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	26,762,904
12,500,000	Goldman Sachs Group (The), Inc., SOFR + 0.50% (b)	5.85%	09/10/24	12,495,529
4,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.84%	10/21/24	3,997,049
15,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	15,046,058
4,900,000	JPMorgan Chase & Co.	3.88%	09/10/24	4,853,468
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (b)	5.89%	06/01/25	9,995,245
15,500,000	JPMorgan Chase & Co., SOFR + 0.58% (b)	5.93%	06/23/25	15,504,516
30,000,000	JPMorgan Chase & Co. (c)	5.55%	12/15/25	30,023,794
5,000,000	JPMorgan Chase & Co. (c)	4.08%	04/26/26	4,928,018
10,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	10,045,064
12,515,000	Morgan Stanley	3.70%	10/23/24	12,376,228
15,000,000	Morgan Stanley, SOFR + 0.51% (b)	5.85%	01/22/25	14,996,198
30,000,000	Morgan Stanley, Series F	3.88%	04/29/24	29,875,142
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,728,269
10,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	10,029,456
15,325,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	15,416,521
811,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	818,437
19,762,000	PNC Financial Services Group (The), Inc. (c)	5.67%	10/28/25	19,758,766
566,000	State Street Corp. (c)	4.86%	01/26/26	563,672
18,000,000	State Street Corp. (c)	5.10%	05/18/26	18,023,530
18,740,000	Truist Bank, Series BNKT	3.20%	04/01/24	18,662,507
12,000,000	Truist Financial Corp., SOFR + 0.40% (b)	5.75%	06/09/25	11,902,585
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,214,383

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$15,552,000	US Bank N.A.	2.80%	01/27/25	$15,210,854
10,160,000	Wells Fargo & Co.	3.30%	09/09/24	10,032,671
15,000,000	Wells Fargo & Co. (c)	2.41%	10/30/25	14,654,852
18,250,000	Wells Fargo Bank N.A.	5.55%	08/01/25	18,446,916
15,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	15,032,292
				601,522,125
	Beverages — 2.0%
40,000,000	Constellation Brands, Inc.	3.60%	05/09/24	39,800,146
27,106,000	Constellation Brands, Inc.	4.75%	11/15/24	26,950,922
15,000,000	Constellation Brands, Inc.	5.00%	02/02/26	14,986,512
30,227,000	Keurig Dr Pepper, Inc.	0.75%	03/15/24	30,055,690
5,346,000	Molson Coors Beverage Co.	3.00%	07/15/26	5,130,598
20,000,000	PepsiCo, Inc., SOFR Compounded Index + 0.40% (b)	5.76%	11/12/24	20,037,493
				136,961,361
	Biotechnology — 0.9%
15,000,000	Amgen, Inc.	3.63%	05/22/24	14,911,968
30,000,000	Amgen, Inc.	5.25%	03/02/25	30,073,157
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,001,330
12,081,000	Gilead Sciences, Inc.	3.70%	04/01/24	12,042,487
				64,028,942
	Building Materials — 0.8%
5,000,000	Carrier Global Corp. (a)	5.80%	11/30/25	5,074,171
21,644,000	CRH America, Inc. (a)	3.88%	05/18/25	21,241,852
30,715,000	Martin Marietta Materials, Inc.	4.25%	07/02/24	30,558,494
				56,874,517
	Chemicals — 0.3%
17,471,000	PPG Industries, Inc.	2.40%	08/15/24	17,176,196
3,140,000	Westlake Corp.	0.88%	08/15/24	3,061,936
				20,238,132
	Commercial Services — 0.8%
25,000,000	Global Payments, Inc.	1.50%	11/15/24	24,227,615
28,025,000	Verisk Analytics, Inc.	4.00%	06/15/25	27,660,322
				51,887,937
	Computers — 0.5%
26,294,000	Apple, Inc.	2.85%	05/11/24	26,102,197
8,388,000	Dell International LLC / EMC Corp.	4.00%	07/15/24	8,325,823
				34,428,020
	Cosmetics/Personal Care — 0.4%
30,480,000	Haleon US Capital LLC	3.02%	03/24/24	30,362,033
	Diversified Financial Services — 1.6%
11,165,000	American Express Co.	3.38%	05/03/24	11,102,632
15,000,000	American Express Co.	2.50%	07/30/24	14,791,968
20,000,000	American Express Co. (c)	4.99%	05/01/26	19,986,593
6,956,000	American Express Co. (c)	6.34%	10/30/26	7,101,389
25,000,000	Intercontinental Exchange, Inc.	3.65%	05/23/25	24,564,325
27,500,000	Nasdaq, Inc.	5.65%	06/28/25	27,766,689
				105,313,596

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 3.9%
$3,534,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (b)	6.01%	05/13/24	$3,534,192
36,035,000	CenterPoint Energy, Inc.	2.50%	09/01/24	35,409,599
25,000,000	DTE Energy Co., steps up to 4.22% on 11/01/2024 (d)	4.22%	11/01/24	24,742,913
36,703,000	Duke Energy Corp.	3.75%	04/15/24	36,551,932
12,357,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	12,190,447
2,000,000	Florida Power & Light Co.	3.25%	06/01/24	1,983,633
30,000,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	29,769,408
15,000,000	Oncor Electric Delivery Co. LLC	2.75%	06/01/24	14,846,010
12,468,000	Southwestern Public Service Co.	3.30%	06/15/24	12,362,107
15,152,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	14,890,865
29,943,000	Virginia Electric and Power Co.	3.45%	02/15/24	29,917,493
8,775,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	8,577,369
30,990,000	WEC Energy Group, Inc.	0.80%	03/15/24	30,799,249
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,899,161
				267,474,378
	Environmental Control — 1.0%
38,630,000	Republic Services, Inc.	2.50%	08/15/24	38,040,173
14,547,000	Republic Services, Inc.	3.20%	03/15/25	14,261,182
5,412,000	Waste Management, Inc.	3.50%	05/15/24	5,373,072
12,296,000	Waste Management, Inc.	3.13%	03/01/25	12,067,280
				69,741,707
	Food — 1.1%
28,596,000	Conagra Brands, Inc.	4.30%	05/01/24	28,483,643
10,000,000	Conagra Brands, Inc.	4.60%	11/01/25	9,921,329
25,219,000	McCormick & Co., Inc.	3.15%	08/15/24	24,886,642
11,330,000	Mondelez International, Inc.	2.13%	03/17/24	11,278,127
				74,569,741
	Healthcare-Products — 2.4%
9,177,000	Baxter International, Inc.	1.32%	11/29/24	8,871,383
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (b)	5.80%	11/29/24	9,989,854
4,974,000	Boston Scientific Corp.	3.45%	03/01/24	4,966,137
22,959,000	GE HealthCare Technologies, Inc.	5.55%	11/15/24	22,977,899
5,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	5,047,844
40,000,000	Stryker Corp.	3.38%	05/15/24	39,759,988
5,143,000	Stryker Corp.	3.38%	11/01/25	5,018,125
21,920,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	21,302,706
25,000,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	24,209,199
20,374,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	20,013,695
				162,156,830
	Healthcare-Services — 3.6%
15,245,000	Aetna, Inc.	3.50%	11/15/24	15,028,763
32,000,000	Elevance Health, Inc.	3.50%	08/15/24	31,651,122
25,000,000	Elevance Health, Inc.	3.35%	12/01/24	24,598,789
11,669,000	Elevance Health, Inc.	2.38%	01/15/25	11,362,151
2,455,000	Elevance Health, Inc.	5.35%	10/15/25	2,471,493
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,623,928
38,000,000	HCA, Inc.	5.00%	03/15/24	37,962,875
25,000,000	HCA, Inc.	5.38%	02/01/25	24,982,862
5,000,000	HCA, Inc.	5.88%	02/15/26	5,048,933

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$17,042,000	Humana, Inc.	3.85%	10/01/24	$16,856,140
22,600,000	Humana, Inc.	4.50%	04/01/25	22,427,197
14,800,000	Humana, Inc.	5.70%	03/13/26	14,805,290
6,600,000	Roche Holdings, Inc. (a)	0.45%	03/05/24	6,571,331
10,000,000	UnitedHealth Group, Inc.	3.50%	02/15/24	9,991,241
6,591,000	UnitedHealth Group, Inc.	0.55%	05/15/24	6,502,103
				246,884,218
	Insurance — 2.0%
5,000,000	Athene Global Funding, SOFR Compounded Index + 0.70% (a) (b)	6.06%	05/24/24	5,004,647
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	6.11%	04/12/24	2,998,332
32,052,000	Brown & Brown, Inc.	4.20%	09/15/24	31,789,595
40,000,000	Marsh & McLennan Cos., Inc.	3.88%	03/15/24	39,917,554
5,906,000	Marsh & McLennan Cos., Inc.	3.50%	06/03/24	5,862,608
6,642,000	Marsh & McLennan Cos., Inc.	3.50%	03/10/25	6,539,825
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	5.65%	09/27/24	6,996,154
5,000,000	New York Life Global Funding, SOFR Compounded Index + 0.43% (a) (b)	5.79%	06/06/24	5,003,564
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	5.74%	08/23/24	4,999,323
28,905,000	Willis North America, Inc.	3.60%	05/15/24	28,722,391
				137,833,993
	Internet — 0.2%
1,000,000	Netflix, Inc.	5.75%	03/01/24	1,000,679
10,366,000	Netflix, Inc.	5.88%	02/15/25	10,447,840
				11,448,519
	Lodging — 0.3%
11,169,000	Hyatt Hotels Corp.	5.38%	04/23/25	11,181,907
11,016,000	Marriott International, Inc.	3.60%	04/15/24	10,976,350
				22,158,257
	Media — 1.3%
12,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	11,896,023
38,587,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.50%	02/01/24	38,587,000
19,017,000	Comcast Corp.	3.70%	04/15/24	18,949,574
18,099,000	Comcast Corp.	5.25%	11/07/25	18,311,973
				87,744,570
	Mining — 0.3%
20,000,000	Glencore Funding LLC (a)	4.13%	03/12/24	19,966,703
	Miscellaneous Manufacturing — 0.5%
25,000,000	Parker-Hannifin Corp.	3.65%	06/15/24	24,816,686
6,376,000	Parker-Hannifin Corp.	3.30%	11/21/24	6,276,584
				31,093,270
	Packaging & Containers — 0.0%
3,250,000	Berry Global, Inc. (a)	4.88%	07/15/26	3,199,905
	Pharmaceuticals — 6.1%
32,501,000	AbbVie, Inc.	3.85%	06/15/24	32,291,587
15,425,000	AbbVie, Inc.	2.60%	11/21/24	15,105,578
13,689,000	AbbVie, Inc.	3.80%	03/15/25	13,515,992

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$10,000,000	AbbVie, Inc.	3.60%	05/14/25	$9,838,180
40,000,000	Astrazeneca Finance LLC	0.70%	05/28/24	39,394,966
35,000,000	Becton Dickinson & Co.	3.36%	06/06/24	34,718,169
20,000,000	Becton Dickinson & Co.	3.73%	12/15/24	19,765,421
10,066,000	Bristol-Myers Squibb Co.	2.90%	07/26/24	9,948,706
35,000,000	Cencora, Inc.	3.40%	05/15/24	34,787,978
30,358,000	Cigna Group (The)	3.50%	06/15/24	30,125,874
5,574,000	Cigna Group (The)	3.25%	04/15/25	5,455,219
13,843,000	Cigna Group (The)	4.50%	02/25/26	13,741,593
5,257,000	Cigna Group (The)	5.69%	03/15/26	5,257,448
11,450,000	CVS Health Corp.	3.38%	08/12/24	11,317,907
21,995,000	CVS Health Corp.	2.63%	08/15/24	21,656,797
40,000,000	McKesson Corp.	3.80%	03/15/24	39,914,740
19,350,000	McKesson Corp.	5.25%	02/15/26	19,353,799
25,000,000	Novartis Capital Corp.	3.40%	05/06/24	24,861,516
14,159,000	Zoetis, Inc.	4.50%	11/13/25	14,093,466
20,000,000	Zoetis, Inc.	5.40%	11/14/25	20,199,676
				415,344,612
	Pipelines — 3.7%
10,679,000	Energy Transfer, L.P.	4.50%	04/15/24	10,650,224
40,393,000	Enterprise Products Operating LLC	3.90%	02/15/24	40,359,220
28,311,000	Enterprise Products Operating LLC	3.75%	02/15/25	27,984,683
14,969,000	Kinder Morgan Energy Partners, L.P.	4.15%	02/01/24	14,969,000
21,139,000	Kinder Morgan Energy Partners, L.P.	4.30%	05/01/24	21,075,313
20,000,000	Plains All American Pipeline LP / PAA Finance Corp.	3.60%	11/01/24	19,696,261
4,100,000	Sabine Pass Liquefaction LLC	5.75%	05/15/24	4,098,279
27,308,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	27,363,992
43,047,000	Spectra Energy Partners, L.P.	4.75%	03/15/24	43,008,533
4,476,000	Spectra Energy Partners, L.P.	3.50%	03/15/25	4,396,829
35,988,000	Williams Cos., (The), Inc.	4.30%	03/04/24	35,950,164
				249,552,498
	Real Estate Investment Trusts — 0.5%
15,190,000	Public Storage Operating Co., SOFR + 0.47% (b)	5.82%	04/23/24	15,191,874
16,747,000	VICI Properties LP / VICI Note Co., Inc. (a)	5.63%	05/01/24	16,731,643
				31,923,517
	Retail — 0.7%
30,000,000	AutoZone, Inc.	3.13%	04/18/24	29,849,686
15,034,000	AutoZone, Inc.	3.63%	04/15/25	14,791,358
				44,641,044
	Semiconductors — 0.1%
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,666,232
1,727,000	Qorvo, Inc.	1.75%	12/15/24	1,667,061
				7,333,293
	Software — 3.5%
12,407,000	Autodesk, Inc.	4.38%	06/15/25	12,313,880
11,963,000	Cadence Design Systems, Inc.	4.38%	10/15/24	11,895,089
21,033,000	Fidelity National Information Services, Inc.	0.60%	03/01/24	20,944,583
21,210,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	21,097,265
30,000,000	Fiserv, Inc.	2.75%	07/01/24	29,645,686

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$5,000,000	Infor, Inc. (a)	1.75%	07/15/25	$4,736,334
34,555,000	Oracle Corp.	3.40%	07/08/24	34,217,472
25,119,000	Oracle Corp.	2.95%	11/15/24	24,638,037
17,000,000	Oracle Corp.	5.80%	11/10/25	17,260,458
10,000,000	Oracle Corp.	2.65%	07/15/26	9,496,722
11,996,000	Roper Technologies, Inc.	2.35%	09/15/24	11,752,620
20,178,000	VMware, Inc.	1.00%	08/15/24	19,680,054
22,930,000	VMware, Inc.	4.50%	05/15/25	22,761,341
				240,439,541
	Telecommunications — 1.1%
10,000,000	AT&T, Inc., 3 Mo. CME Term SOFR + CSA + 1.18% (b)	6.81%	06/12/24	10,029,887
30,000,000	T-Mobile USA, Inc.	3.50%	04/15/25	29,416,915
15,000,000	Verizon Communications, Inc.	3.50%	11/01/24	14,760,012
10,000,000	Verizon Communications, Inc.	3.38%	02/15/25	9,828,652
10,000,000	Verizon Communications, Inc.	2.63%	08/15/26	9,527,043
				73,562,509
	Transportation — 0.7%
17,620,000	CSX Corp.	3.40%	08/01/24	17,439,352
25,000,000	Union Pacific Corp.	3.65%	02/15/24	24,973,019
1,539,000	Union Pacific Corp.	3.75%	03/15/24	1,535,520
				43,947,891
	Water — 0.4%
16,425,000	American Water Capital Corp.	3.85%	03/01/24	16,403,856
12,898,000	American Water Capital Corp.	3.40%	03/01/25	12,658,865
				29,062,721
	Total Corporate Bonds and Notes			3,443,220,216
	(Cost $3,437,860,589)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 26.0%
	Aerospace/Defense — 0.7%
20,000,000	L3Harris Technologies, Inc.	5.68%	02/01/24	20,000,000
15,000,000	L3Harris Technologies, Inc.	5.68%	02/07/24	14,986,002
11,300,000	L3Harris Technologies, Inc.	5.72%	02/15/24	11,275,249
				46,261,251
	Auto Manufacturers — 1.9%
20,980,000	American Honda Finance Corp.	5.73%-5.78%	02/06/24	20,963,447
15,000,000	American Honda Finance Corp.	5.87%	02/21/24	14,951,922
10,000,000	American Honda Finance Corp.	5.68%	03/12/24	9,938,312
20,000,000	General Motors Financial Co., Inc.	5.51%	02/01/24	20,000,000
10,000,000	VW Credit, Inc.	5.96%	02/15/24	9,977,209
25,000,000	VW Credit, Inc.	5.68%	02/23/24	24,914,718
14,000,000	VW Credit, Inc.	5.68%	03/08/24	13,922,228
15,000,000	VW Credit, Inc.	5.78%	03/18/24	14,891,821
				129,559,657

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Banks — 1.3%
$15,000,000	Barclays Bank PLC	5.95%	04/10/24	$14,833,491
15,000,000	National Australia Bank Ltd.	5.83%	03/04/24	14,923,883
15,000,000	Skandinaviska Enskilda Banken AB	5.88%	04/10/24	14,835,550
15,000,000	Svenska Handelsbanken AB, SOFR + 0.65% (b)	5.96%	03/21/24	14,999,990
15,000,000	Svenska Handelsbanken AB	5.88%	04/10/24	14,835,550
15,000,000	Toronto-Dominion Bank (The), SOFR + 0.68% (b)	5.99%	04/11/24	15,000,000
				89,428,464
	Beverages — 0.9%
20,000,000	Anheuser-Busch InBev Worldwide, Inc.	5.62%	02/29/24	19,914,431
20,000,000	Bacardi-Martini B.V.	5.64%	02/15/24	19,956,813
20,000,000	Keurig Dr Pepper, Inc.	5.78%	02/12/24	19,965,205
				59,836,449
	Building Materials — 0.5%
25,000,000	CRH America Finance, Inc.	5.77%-5.78%	02/02/24	24,996,048
10,000,000	CRH America Finance, Inc.	5.71%	05/10/24	9,847,855
				34,843,903
	Chemicals — 1.6%
13,300,000	Cabot Corp.	5.53%	02/06/24	13,289,930
43,500,000	FMC Corp.	5.98%-6.03%	02/01/24	43,500,000
15,000,000	FMC Corp.	6.22%	02/16/24	14,961,778
20,000,000	Nutrien Ltd.	5.64%	02/27/24	19,919,941
10,000,000	Nutrien Ltd.	5.66%	02/28/24	9,958,336
10,000,000	PPG Industries, Inc.	5.65%	03/05/24	9,949,308
				111,579,293
	Commercial Services — 1.4%
15,000,000	ERAC USA Finance LLC	5.65%	02/01/24	15,000,000
17,800,000	ERAC USA Finance LLC	5.69%	02/05/24	17,788,899
50,000,000	Global Payments, Inc.	6.04%	02/01/24	50,000,000
8,600,000	Global Payments, Inc.	6.06%	02/02/24	8,598,572
				91,387,471
	Diversified Financial Services — 0.3%
10,000,000	Intercontinental Exchange, Inc.	5.68%	02/02/24	9,998,444
12,000,000	Intercontinental Exchange, Inc.	5.66%	02/13/24	11,977,712
				21,976,156
	Electric — 3.5%
25,000,000	American Electric Power Co., Inc.	5.74%	03/14/24	24,836,412
13,800,000	American Electric Power Co., Inc.	5.69%	03/19/24	13,699,853
15,000,000	Consolidated Edison, Inc.	5.58%	02/06/24	14,988,542
25,000,000	Constellation Energy Generation LLC	5.59%	02/01/24	25,000,000
10,000,000	Dominion Energy, Inc.	5.73%	02/02/24	9,998,432
25,000,000	Dominion Energy, Inc.	5.66%	02/28/24	24,895,680
15,000,000	Duke Energy Corp.	5.83%	02/09/24	14,980,846
20,000,000	Exelon Corp.	5.65%	02/20/24	19,941,335
20,000,000	NextEra Energy Capital Holdings, Inc.	5.90%	02/02/24	19,996,766
15,000,000	NextEra Energy Capital Holdings, Inc.	5.68%	02/21/24	14,953,457
15,000,000	Sempra	5.59%	02/09/24	14,981,630

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Electric (Continued)
$20,000,000	Southern Co., (The)	5.59%	02/06/24	$19,984,687
20,000,000	Southern Co., (The)	5.55%	02/09/24	19,975,682
				238,233,322
	Electronics — 2.2%
20,000,000	Arrow Electronics, Inc.	5.84%	02/01/24	20,000,000
15,000,000	Arrow Electronics, Inc.	5.95%	02/08/24	14,982,893
15,000,000	Arrow Electronics, Inc.	5.84%	02/09/24	14,980,827
18,000,000	Flex Ltd.	6.04%	02/07/24	17,982,147
21,400,000	Jabil, Inc.	6.00%	02/01/24	21,400,000
26,500,000	Jabil, Inc.	6.18%-6.19%	02/02/24	26,495,512
10,700,000	Jabil, Inc.	6.09%	02/13/24	10,678,315
20,000,000	Jabil, Inc.	6.20%	02/16/24	19,949,172
				146,468,866
	Food — 0.4%
30,000,000	Conagra Brands, Inc.	5.71%	02/01/24	30,000,000
	Gas — 0.9%
17,200,000	NiSource, Inc.	5.59%	02/02/24	17,197,364
25,000,000	NiSource, Inc.	5.64%	02/07/24	24,976,839
20,000,000	NiSource, Inc.	5.59%	02/21/24	19,938,880
				62,113,083
	Healthcare-Products — 0.1%
10,000,000	DENTSPLY SIRONA, Inc.	5.70%	02/20/24	9,970,435
	Healthcare-Services — 0.4%
25,000,000	Humana, Inc.	5.67%	02/15/24	24,945,738
	Lodging — 0.5%
15,000,000	Marriott International, Inc.	5.67%	02/23/24	14,948,931
20,000,000	Marriott International, Inc.	5.72%	02/29/24	19,912,828
				34,861,759
	Media — 0.4%
25,000,000	Thomson Reuters Corp.	5.60%	02/07/24	24,977,027
	Mining — 0.3%
20,000,000	Glencore Funding LLC	5.83%	02/21/24	19,936,303
	Oil & Gas — 0.9%
20,000,000	Canadian Natural Resources Ltd.	5.90%	02/21/24	19,935,556
30,000,000	Marathon Oil Corp.	6.04%	02/06/24	29,975,200
10,000,000	Suncor Energy, Inc.	5.70%	02/22/24	9,967,303
				59,878,059
	Pharmaceuticals — 1.2%
15,000,000	Cigna Group (The)	5.81%	03/19/24	14,888,971
25,000,000	CVS Health Corp.	5.53%	02/05/24	24,984,856
25,000,000	CVS Health Corp.	5.59%	02/09/24	24,969,398
15,000,000	McKesson Corp.	5.65%	02/16/24	14,965,264
				79,808,489
	Pipelines — 1.4%
25,000,000	Plains All American Pipeline, L.P.	5.68%	02/01/24	25,000,000
900,000	Plains All American Pipeline, L.P.	5.73%	02/07/24	899,152

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Pipelines (Continued)
$50,000,000	Targa Resources Corp.	6.08%	02/01/24	$50,000,000
10,000,000	Western Midstream Operating, L.P.	6.27%	02/12/24	9,981,144
8,000,000	Western Midstream Operating, L.P.	6.27%	02/20/24	7,973,971
				93,854,267
	Real Estate Investment Trusts — 1.2%
30,000,000	Alexandria Real Estate Equities, Inc.	5.64%	02/09/24	29,962,966
20,000,000	Crown Castle, Inc.	6.08%	02/08/24	19,976,694
19,000,000	Crown Castle, Inc.	5.89%	02/13/24	18,962,887
10,000,000	Crown Castle, Inc.	5.88%	02/22/24	9,965,875
				78,868,422
	Retail — 2.1%
15,000,000	Alimentation Couche-Tard, Inc.	5.63%	02/02/24	14,997,687
30,000,000	Alimentation Couche-Tard, Inc.	5.60%	02/08/24	29,967,843
20,000,000	Alimentation Couche-Tard, Inc.	5.70%	02/21/24	19,937,754
50,000,000	AutoNation, Inc.	5.93%	02/01/24	50,000,000
20,000,000	O’Reilly Automotive, Inc.	5.59%	02/05/24	19,987,759
5,000,000	O’Reilly Automotive, Inc.	5.59%	02/08/24	4,994,645
				139,885,688
	Software — 0.7%
6,500,000	Fidelity National Information Services, Inc.	5.60%	02/01/24	6,500,000
14,000,000	Fidelity National Information Services, Inc.	5.67%	02/06/24	13,989,140
15,000,000	Fidelity National Information Services, Inc.	5.67%	02/08/24	14,983,700
15,000,000	Fidelity National Information Services, Inc.	5.67%	02/09/24	14,981,377
				50,454,217
	Transportation — 1.2%
18,050,000	Canadian National Railway Co.	5.67%	02/01/24	18,050,000
21,000,000	Canadian National Railway Co.	5.76%	02/07/24	20,980,141
25,000,000	Canadian Pacific Railway Co.	5.59%	02/05/24	24,984,692
15,300,000	Canadian Pacific Railway Co.	5.59%	02/12/24	15,274,276
5,000,000	Ryder System, Inc.	5.64%	02/23/24	4,983,064
				84,272,173
	Total Commercial Paper			1,763,400,492
	(Cost $1,763,400,492)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 9.8%
	Banks — 5.2%
31,043,000	Bank of Montreal, Series E	3.30%	02/05/24	31,037,148
10,000,000	Bank of Montreal, SOFR Compounded Index + 0.32% (b)	5.67%	07/09/24	10,001,071
30,000,000	Bank of Montreal, Series H	4.25%	09/14/24	29,761,884
25,000,000	Bank of Nova Scotia (The), SOFR Compounded Index + 0.45% (b)	5.79%	04/15/24	25,014,915
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (b)	5.72%	07/31/24	8,006,962
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	5.77%	02/04/25	4,993,851
19,744,000	Barclays PLC (c)	3.93%	05/07/25	19,650,614
17,619,000	Cooperatieve Rabobank UA	1.38%	01/10/25	17,018,533

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,000,000	Danske Bank A/S (a) (c)	0.98%	09/10/25	$4,856,126
6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	5.79%	05/21/24	6,201,939
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	6.06%	10/14/25	4,977,140
5,000,000	National Bank of Canada, SOFR + 0.49% (b)	5.85%	08/06/24	5,001,416
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	5.89%	08/12/24	14,881,583
15,000,000	Royal Bank of Canada	3.97%	07/26/24	14,898,242
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (b)	5.71%	07/29/24	8,006,182
10,000,000	Royal Bank of Canada	5.66%	10/25/24	10,025,658
20,000,000	Royal Bank of Canada	4.95%	04/25/25	20,034,163
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	5.79%	09/16/24	9,994,775
3,374,000	Toronto-Dominion Bank (The)	2.35%	03/08/24	3,363,828
10,000,000	Toronto-Dominion Bank (The), SOFR + 0.91% (b)	6.26%	03/08/24	10,007,043
26,662,000	Toronto-Dominion Bank (The)	3.25%	03/11/24	26,603,234
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	5.81%	08/09/24	5,004,247
19,646,000	UBS AG/London, SOFR + 0.47% (a) (b)	5.82%	01/13/25	19,637,789
20,000,000	UBS AG/London	5.80%	09/11/25	20,266,503
20,000,000	UBS Group AG (a) (c)	4.49%	08/05/25	19,883,342
				349,128,188
	Beverages — 0.2%
5,103,000	Bacardi Ltd. (a)	4.45%	05/15/25	5,041,832
11,000,000	JDE Peet’s N.V. (a)	0.80%	09/24/24	10,643,035
				15,684,867
	Chemicals — 0.3%
20,000,000	Nutrien Ltd.	5.90%	11/07/24	20,046,166
	Cosmetics/Personal Care — 0.3%
20,000,000	Haleon UK Capital PLC	3.13%	03/24/25	19,571,385
	Food — 0.6%
25,080,000	Mondelez International Holdings Netherlands B.V. (a)	2.25%	09/19/24	24,565,594
9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	9,853,101
10,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	9,145,430
				43,564,125
	Healthcare-Products — 0.2%
15,279,000	DH Europe Finance II Sarl	2.20%	11/15/24	14,912,749
	Insurance — 0.6%
40,000,000	Aon Global Ltd.	3.50%	06/14/24	39,704,226
	Media — 0.1%
7,717,000	Thomson Reuters Corp.	3.35%	05/15/26	7,460,061
	Oil & Gas — 0.5%
36,036,000	Canadian Natural Resources Ltd.	3.80%	04/15/24	35,883,220
	Packaging & Containers — 0.2%
12,475,000	CCL Industries, Inc. (a)	3.25%	10/01/26	11,819,959
	Pharmaceuticals — 0.8%
30,729,000	GlaxoSmithKline Capital PLC	3.00%	06/01/24	30,474,757
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	19,963,247
				50,438,004
	Pipelines — 0.2%
5,362,000	Enbridge, Inc.	2.15%	02/16/24	5,353,930

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$3,000,000	Enbridge, Inc., SOFR Compounded Index + 0.63% (b)	5.99%	02/16/24	$3,000,332
8,092,000	Enbridge, Inc.	3.50%	06/10/24	8,029,799
				16,384,061
	Semiconductors — 0.5%
33,225,000	NXP	4.88%	03/01/24	33,195,735
	Transportation — 0.1%
5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	4,836,578
	Total Foreign Corporate Bonds and Notes			662,629,324
	(Cost $662,373,911)
ASSET-BACKED SECURITIES — 9.0%
	Bank of America Auto Trust
25,000,000	Series 2023-2A, Class A2 (a)	5.85%	08/17/26	25,132,240
	BMW Vehicle Lease Trust
15,000,000	Series 2023-1, Class A3	5.16%	11/25/25	14,980,166
16,000,000	Series 2023-2, Class A2	5.95%	08/25/25	16,035,638
	BMW Vehicle Owner Trust
15,000,000	Series 2023-A, Class A2A	5.72%	04/27/26	15,018,693
	Chase Auto Owner Trust
2,243,115	Series 2022-AA, Class A2 (a)	3.86%	10/27/25	2,237,565
	Citizens Auto Receivables Trust
15,000,000	Series 2024-1, Class A2A (a)	5.43%	10/15/26	15,037,776
	Dell Equipment Finance Trust
10,013,616	Series 2023-1, Class A2 (a)	5.65%	09/22/28	10,017,812
16,250,000	Series 2023-2, Class A2 (a)	5.84%	01/22/29	16,288,157
19,000,000	Series 2023-3, Class A2 (a)	6.10%	04/23/29	19,141,668
	Flagship Credit Auto Trust
1,140,572	Series 2021-3, Class A (a)	0.36%	07/15/27	1,130,171
	Ford Credit Auto Owner Trust
147,177	Series 2022-B, Class A2A	3.44%	02/15/25	147,030
3,700,000	Series 2022-C, Class A3	4.48%	12/15/26	3,676,882
8,612,964	Series 2023-A, Class A2A	5.14%	03/15/26	8,596,755
15,000,000	Series 2023-C, Class A2A	5.68%	09/15/26	15,062,406
	GM Financial Automobile Leasing Trust
7,768,177	Series 2023-2, Class A2A	5.44%	10/20/25	7,762,857
	GM Financial Consumer Automobile Receivables Trust
211,197	Series 2022-2, Class A2	2.52%	05/16/25	210,888
3,315,000	Series 2023-2, Class A3	4.47%	02/16/28	3,296,486
	Honda Auto Receivables Owner Trust
3,428,740	Series 2022-2, Class A2	3.81%	03/18/25	3,419,196
17,493,783	Series 2023-2, Class A2	5.41%	04/15/26	17,495,001
	John Deere Owner Trust
8,587,991	Series 2022-C, Class A2	4.98%	08/15/25	8,574,824
10,244,604	Series 2023-A, Class A2	5.28%	03/16/26	10,229,937
30,000,000	Series 2023-B, Class A2	5.59%	06/15/26	30,012,672
15,000,000	Series 2023-C, Class A2	5.76%	08/17/26	15,053,589
	Mercedes-Benz Auto Lease Trust
14,383,895	Series 2023-A, Class A2	5.24%	11/17/25	14,369,855
10,500,000	Series 2023-A, Class A3	4.74%	01/15/27	10,466,612

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mercedes-Benz Auto Receivables Trust
$8,450,000	Series 2022-1, Class A3	5.21%	08/16/27	$8,470,386
30,000,000	Series 2023-1, Class A3	4.51%	11/15/27	29,828,448
25,000,000	Series 2023-2, Class A2	5.92%	11/16/26	25,169,535
	MVW Owner Trust
1,023,595	Series 2018-1A, Class A (a)	3.45%	01/21/36	1,011,554
	OSCAR US Funding XIV LLC
65,683	Series 2022-1A, Class A2 (a)	1.60%	03/10/25	65,696
	Porsche Financial Auto Securitization Trust
24,000,000	Series 2023-2A, Class A2A (a)	5.88%	11/23/26	24,106,056
	T-Mobile US Trust
48,026,000	Series 2022-1A, Class A (a)	4.91%	05/22/28	47,974,579
	Toyota Auto Receivables Owner Trust
2,499,581	Series 2022-C, Class A2A	3.83%	08/15/25	2,490,501
14,098,709	Series 2023-B, Class A2A	5.28%	05/15/26	14,084,827
15,000,000	Series 2023-C, Class A2A	5.60%	08/17/26	15,029,292
30,000,000	Series 2023-D, Class A2A	5.80%	11/16/26	30,177,501
6,500,000	Series 2023-D, Class A3	5.54%	08/15/28	6,639,034
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	15,043,299
	Verizon Master Trust
25,000,000	Series 2022-6, Class A	3.67%	01/22/29	24,554,128
40,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (d)	5.23%	11/22/27	39,985,524
36,621,000	Series 2023-2, Class A	4.89%	04/13/28	36,556,789
	Westlake Automobile Receivables Trust
1,364,093	Series 2022-1A, Class A3 (a)	2.42%	07/15/25	1,361,375
	World Omni Auto Receivables Trust
2,466,716	Series 2022-B, Class A2A	2.77%	10/15/25	2,457,981
5,564,832	Series 2022-C, Class A2	3.73%	03/16/26	5,537,086
	Total Asset-Backed Securities			613,938,467
	(Cost $611,551,164)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
2,703,971	Series 2017-4671, Class CA	3.50%	08/15/43	2,658,118
	Federal National Mortgage Association
1,667,179	Series 2014-20, Class NA	3.00%	06/25/33	1,613,577
1,287,872	Series 2015-28, Class GC	2.50%	06/25/34	1,242,325
1,200,405	Series 2017-18, Class VB	3.00%	05/25/40	1,188,159
				6,702,179
	Commercial Mortgage-Backed Securities — 2.9%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,018,375	Series 2014-K038, Class A2	3.39%	03/25/24	3,999,068
23,036,000	Series 2014-K040, Class A2	3.24%	09/25/24	22,726,039
44,193,656	Series 2014-K041, Class A2	3.17%	10/25/24	43,509,529
35,954,834	Series 2015-K043, Class A2	3.06%	12/25/24	35,286,829
14,886,250	Series 2015-K045, Class A2	3.02%	01/25/25	14,586,456
649,244	Series 2015-K046, Class A1	2.70%	01/25/25	645,800
21,802,288	Series 2015-K046, Class A2	3.21%	03/25/25	21,368,163
18,000,000	Series 2017-K728, Class AM	3.13%	08/25/24	17,732,403

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$13,800,000	Series 2017-K729, Class A2	3.14%	10/25/24	$13,593,244
1,600,058	Series 2017-KL1E, Class A1E	2.84%	02/25/27	1,546,346
19,831,681	Series 2018-K732, Class A2	3.70%	05/25/25	19,510,995
				194,504,872
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
172	Pool G15435	5.00%	11/01/24	172
213	Pool G15821	5.00%	07/01/25	214
830	Pool G15874	5.00%	06/01/26	834
	Federal National Mortgage Association
2,449	Pool AE0812	5.00%	07/01/25	2,456
1,352	Pool AL5764	5.00%	09/01/25	1,355
2	Pool AL5812	5.50%	05/01/25	1
411	Pool AL6212	4.50%	01/01/27	408
1,658	Pool AL6798	5.00%	09/01/25	1,662
16,765	Pool BM1299	5.00%	03/01/27	16,810
	Government National Mortgage Association
371	Pool 783524	5.00%	09/15/24	368
				24,280
	Total U.S. Government Agency Mortgage-Backed Securities			201,231,331
	(Cost $201,933,684)
U.S. GOVERNMENT BONDS AND NOTES — 2.1%
66,000,000	U.S. Treasury Note	4.63%	02/28/25	65,959,600
76,000,000	U.S. Treasury Note	3.88%	04/30/25	75,383,984
	Total U.S. Government Bonds and Notes			141,343,584
	(Cost $140,985,993)
MORTGAGE-BACKED SECURITIES — 0.9%
	Collateralized Mortgage Obligations — 0.6%
	BRAVO Residential Funding Trust
5,121,991	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	4,531,765
	CIM Trust
1,018,663	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	6.46%	02/25/49	984,781
574,969	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	6.41%	05/25/49	557,082
4,407,992	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95%, 5.50% Cap (a) (b)	5.50%	08/25/49	4,178,793
	COLT Mortgage Loan Trust
2,938,504	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,654,014
	Credit Suisse Mortgage Trust
3,979,436	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	3,711,594
4,070,158	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/01/24 (a) (d)	1.21%	05/25/65	3,740,344
	GCAT Trust
2,445,126	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/01/24 (a) (d)	2.25%	01/25/60	2,336,374

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust
$2,835,770	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.35%	02/25/50	$2,687,833
182,302	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.30%	03/25/50	172,760
2,331,633	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.40%	10/25/49	2,259,201
195,903	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.32%	03/25/50	194,544
3,311,273	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (b)	6.00%	07/25/50	3,209,130
308,042	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA+ 1.00%, 6.00% Cap (a) (b)	6.00%	06/25/50	304,958
	OBX Trust
1,645,256	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90%, 6.00% Cap (a) (b)	6.00%	12/25/49	1,556,323
	Residential Mortgage Loan Trust
165,533	Series 2019-3, Class A2 (a)	2.94%	09/25/59	161,242
	Starwood Mortgage Residential Trust
898,299	Series 2020-1, Class A1 (a)	2.28%	02/25/50	844,884
	Verus Securitization Trust
1,021,416	Series 2019-4, Class A2 (a)	3.85%	11/25/59	993,033
484,711	Series 2019-INV2, Class A2 (a)	4.12%	07/25/59	465,633
733,432	Series 2020-4, Class A2, steps up to 2.91% on 07/01/24 (a) (d)	1.91%	05/25/65	693,575
				36,237,863
	Commercial Mortgage-Backed Securities — 0.3%
	Citigroup Commercial Mortgage Trust
10,154,374	Series 2014-GC23, Class A3	3.36%	07/10/47	10,055,701
	GS Mortgage Securities Trust
8,158,996	Series 2014-GC24, Class A4	3.67%	09/10/47	8,063,268
	KNDL Mortgage Trust
4,100,000	Series 2019-KNSQ, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.33%	05/15/36	4,092,141
				22,211,110
	Total Mortgage-Backed Securities			58,448,973
	(Cost $60,937,036)

	Total Investments — 101.5%			6,884,212,387
	(Cost $6,879,042,869)
	Net Other Assets and Liabilities — (1.5)%			(99,960,683)
	Net Assets — 100.0%			$6,784,251,704

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $515,950,985 or 7.6% of net assets.

(b)	Floating or variable rate security.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,443,220,216	$—	$3,443,220,216	$—
Commercial Paper*	1,763,400,492	—	1,763,400,492	—
Foreign Corporate Bonds and Notes*	662,629,324	—	662,629,324	—
Asset-Backed Securities	613,938,467	—	613,938,467	—
U.S. Government Agency Mortgage-Backed Securities	201,231,331	—	201,231,331	—
U.S. Government Bonds and Notes	141,343,584	—	141,343,584	—
Mortgage-Backed Securities	58,448,973	—	58,448,973	—
Total Investments	$6,884,212,387	$—	$6,884,212,387	$—

*	See Portfolio of Investments for industry breakout.